DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value of Derivatives (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	$ 131.9	$ 26.8
Fair value of liability derivatives	56.3	195.5
Designated as Hedging Instruments | Cash Flow Hedges | Interest Rate Contracts | LT other liabilities
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	34.3	0.0
Designated as Hedging Instruments | Cash Flow Hedges | Interest Rate Contracts | LT other assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	0.0	0.0
Designated as Hedging Instruments | Cash Flow Hedges | Foreign Exchange Contracts | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	1.7	0.3
Designated as Hedging Instruments | Cash Flow Hedges | Foreign Exchange Contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	43.3	3.7
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	1.1	3.3
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | LT other liabilities
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	19.1	139.3
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	13.2	21.7
Designated as Hedging Instruments | Fair Value Hedges | Interest Rate Contracts | LT other assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	0.0	0.0
Designated as Hedging Instruments | Net Investment Hedging | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	0.1	52.6
Designated as Hedging Instruments | Net Investment Hedging | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	75.4	1.4
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	12.3	64.9
Fair value of liability derivatives	92.1	16.8
Not Designated as Hedging Instrument | LT other liabilities
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	0.0	6.4
Not Designated as Hedging Instrument | LT other assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	0.0	0.0
Not Designated as Hedging Instrument | Foreign Exchange Contracts | Accrued expense
Derivatives, Fair Value [Line Items]
Fair value of liability derivatives	92.1	10.4
Not Designated as Hedging Instrument | Foreign Exchange Contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of asset derivatives	$ 12.3	$ 64.9